Document and Entity Information	Sep. 22, 2023
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2023
Registrant Name	Variable Insurance Products Fund V
Central Index Key	0000823535
Investment Company Type	N-1A
Amendment Flag	false